Obligations Under Finance Leases	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Obligations Under Finance Leases
33	OBLIGATIONS UNDER FINANCE LEASES

As at 31 December 2017, the Group had 235 aircraft (2016: 226 aircraft) under finance leases. Under the terms of the leases, the Group has the option to purchase, at or near the end of the lease terms, certain aircraft at either fair market value or a percentage of the respective lessors’ defined cost of the aircraft. The obligations under finance leases are principally denominated in US dollars.

The future minimum lease payments (including interest), and the present values of the minimum lease payments under finance leases were as follows:

		Present values		Present values
	Minimum lease	of minimum	Minimum lease	of minimum
	payments	lease payments	payments	lease payments
	2017	2017	2016	2016
	RMB million	RMB million	RMB million	RMB million
Within one year	11,651		8,123
In the second year	10,408		7,526
In the third to fifth years, inclusive	27,895		21,905
After the fifth year	30,196		33,277

Total	80,105	66,868	70,831	61,041

Less: amounts repayable within one year	(11,651)	(9,241)	(8,123)	(6,447)

Long-term portion	68,454	57,627	62,708	54,594